UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08012

Investment Company Act File Number

Government Obligations Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 73.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.695%, with maturity at 2036(1)	$2,940	$3,106,146
2.709%, with maturity at 2038(1)	3,022	3,195,259
2.876%, with maturity at 2035(1)	4,980	5,203,798
2.906%, with maturity at 2034(1)	1,253	1,312,691
4.50%, with various maturities to 2035	2,929	3,133,041
5.00%, with various maturities to 2018	682	706,774
5.50%, with various maturities to 2032	881	927,032
6.00%, with various maturities to 2035	6,883	7,940,393
6.50%, with various maturities to 2036	20,234	23,366,697
6.87%, with maturity at 2024	68	75,394
7.00%, with various maturities to 2036	13,163	15,386,684
7.09%, with maturity at 2023	276	302,542
7.25%, with maturity at 2022	329	361,991
7.31%, with maturity at 2027	95	110,976
7.50%, with various maturities to 2035	12,104	14,425,793
7.63%, with maturity at 2019	52	53,104
7.75%, with maturity at 2018	2	1,834
7.78%, with maturity at 2022	34	36,759
7.85%, with maturity at 2020	50	52,864
8.00%, with various maturities to 2028	1,770	1,969,796
8.13%, with maturity at 2019	79	81,680
8.15%, with various maturities to 2021	98	104,638
8.25%, with maturity at 2017	7	6,973
8.50%, with various maturities to 2031	2,388	2,796,404
9.00%, with various maturities to 2027	484	502,570
9.50%, with various maturities to 2026	446	473,701
10.50%, with maturity at 2020	142	155,363

		$85,790,897

Federal National Mortgage Association:
1.92%, with various maturities to 2033(1)	$1,831	$1,865,979
1.928%, with various maturities to 2035(1)	15,461	15,762,318
1.94%, with various maturities to 2044(1)	2,166	2,204,607
2.003%, with maturity at 2035(1)	897	912,974
2.027%, with maturity at 2022(1)	379	383,175
2.197%, with maturity at 2037(1)	3,094	3,145,117
2.548%, with maturity at 2040(1)	956	1,003,479
2.608%, with maturity at 2036(1)	725	735,779
2.95%, with maturity at 2027(1)	1,038	1,082,871
3.029%, with maturity at 2036(1)	710	726,467
3.617%, with maturity at 2034(1)	3,160	3,381,480
3.693%, with maturity at 2021(1)	370	378,788
3.708%, with maturity at 2035(1)	3,343	3,572,077
3.774%, with maturity at 2036(1)	10,634	11,430,906
3.795%, with maturity at 2036(1)	197	206,096
3.932%, with maturity at 2034(1)	2,957	3,158,188
4.063%, with maturity at 2035(1)	3,017	3,255,402
4.69%, with maturity at 2034(1)	7,041	7,551,638
5.00%, with maturity at 2027	148	164,117
5.50%, with various maturities to 2030	798	842,042

Security	Principal Amount (000’s omitted)		Value
6.00%, with various maturities to 2038	$9,643		$11,087,167
6.477%, with maturity at 2025(2)	103		117,173
6.50%, with various maturities to 2038(3)	80,482		93,479,615
7.00%, with various maturities to 2037	43,162		50,816,773
7.50%, with various maturities to 2035	3,596		4,229,667
7.875%, with maturity at 2021	271		300,615
8.00%, with various maturities to 2034	15,613		18,926,622
8.018%, with maturity at 2030(2)	7		8,565
8.25%, with maturity at 2025	99		110,780
8.33%, with maturity at 2020	158		170,470
8.416%, with maturity at 2021(2)	27		29,912
8.50%, with various maturities to 2032	2,537		3,083,606
9.00%, with various maturities to 2030	210		241,739
9.50%, with various maturities to 2030	475		521,979
9.502%, with maturity at 2025(2)	7		8,277
9.552%, with maturity at 2021(2)	15		15,939
9.553%, with maturity at 2025(2)	0	(4)	387
9.662%, with maturity at 2025(2)	3		3,573
9.725%, with maturity at 2021(2)	23		25,672
9.75%, with maturity at 2019	6		6,531
9.952%, with maturity at 2020(2)	1		777
9.961%, with maturity at 2023(2)	13		14,907
10.057%, with maturity at 2021(2)	9		9,533
11.00%, with maturity at 2020	5		5,193
11.003%, with maturity at 2021(2)	0	(4)	316

			$244,979,288

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$366		$375,804
6.00%, with various maturities to 2033	24,654		28,801,957
6.10%, with maturity at 2033	6,891		8,095,943
6.50%, with various maturities to 2034	6,196		7,287,664
7.00%, with various maturities to 2034	15,214		17,691,850
7.50%, with various maturities to 2032	2,042		2,368,560
8.00%, with various maturities to 2034	2,669		3,154,644
8.25%, with maturity at 2019	18		19,205
8.30%, with maturity at 2020	10		10,657
8.50%, with various maturities to 2018	71		71,999
9.00%, with various maturities to 2027	2,687		3,204,944
9.50%, with various maturities to 2026	1,331		1,545,248

			$72,628,475

Total Mortgage Pass-Throughs (identified cost $389,725,337)			$403,398,660

Collateralized Mortgage Obligations — 17.0%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$92		$105,461
Series 1822, Class Z, 6.90%, 3/15/26	458		515,378
Series 1829, Class ZB, 6.50%, 3/15/26	164		179,306
Series 1896, Class Z, 6.00%, 9/15/26	235		260,014

Security	Principal Amount (000’s omitted)	Value
Series 2075, Class PH, 6.50%, 8/15/28	$116	$130,459
Series 2091, Class ZC, 6.00%, 11/15/28	381	429,430
Series 2102, Class Z, 6.00%, 12/15/28	105	119,708
Series 2115, Class K, 6.00%, 1/15/29	834	930,043
Series 2142, Class Z, 6.50%, 4/15/29	251	290,563
Series 2245, Class A, 8.00%, 8/15/27	3,792	4,519,408
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(5)	5,324	4,837,314
Series 4039, Class ME, 2.00%, 12/15/40	1,380	1,389,556
Series 4259, Class UE, 2.50%, 5/15/43	4,485	4,567,530
Series 4319, Class SY, 7.059%, 3/15/44(6)	819	836,848
Series 4336, Class GU, 3.50%, 2/15/53	1,038	1,049,451
Series 4337, Class YT, 3.50%, 4/15/49	9,406	9,585,730
Series 4385, Class SC, 8.245%, 9/15/44(6)	1,336	1,386,223
Series 4407, Class LN, 8.233%, 12/15/43(6)	1,246	1,278,714
Series 4495, Class JA, 3.50%, 5/15/45	2,416	2,480,069
Series 4502, Class SL, 8.245%, 6/15/45(6)	1,835	1,879,325
Series 4550, Class ZT, 2.00%, 1/15/45	4,069	4,069,703
Series 4568, Class ZM, 4.00%, 4/15/46	3,865	3,883,490
Series 4584, Class PM, 3.00%, 5/15/46	5,761	5,963,985

		$50,687,708

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$94	$101,900
Series G92-44, Class ZQ, 8.00%, 7/25/22	16	16,200
Series G93-36, Class ZQ, 6.50%, 12/25/23	4,324	4,801,191
Series 1993-16, Class Z, 7.50%, 2/25/23	141	157,301
Series 1993-39, Class Z, 7.50%, 4/25/23	376	426,500
Series 1993-45, Class Z, 7.00%, 4/25/23	431	481,009
Series 1993-149, Class M, 7.00%, 8/25/23	155	171,421
Series 1993-178, Class PK, 6.50%, 9/25/23	329	363,552
Series 1994-40, Class Z, 6.50%, 3/25/24	358	396,371
Series 1994-42, Class K, 6.50%, 4/25/24	1,512	1,676,052
Series 1994-82, Class Z, 8.00%, 5/25/24	548	626,676
Series 1997-81, Class PD, 6.35%, 12/18/27	218	243,865
Series 2000-49, Class A, 8.00%, 3/18/27	382	447,333
Series 2001-81, Class HE, 6.50%, 1/25/32	812	949,877
Series 2002-1, Class G, 7.00%, 7/25/23	206	229,045
Series 2005-37, Class SU, 27.248%, 3/25/35(6)	732	992,241
Series 2012-35, Class GE, 3.00%, 5/25/40	4,346	4,445,458
Series 2012-134, Class ZT, 2.00%, 12/25/42	5,374	5,064,869
Series 2013-52, Class MD, 1.25%, 6/25/43	5,562	5,416,559
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(5)	4,653	4,062,330
Series 2016-41, Class HZ, 2.00%, 5/25/44	2,933	2,926,428

		$33,996,178

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$1,290	$1,256,783
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,904	1,918,957
Series 2016-81, Class CZ, 2.25%, 3/16/45	3,533	3,536,798
Series 2016-91, Class UZ, 3.00%, 7/20/46	1,363	1,351,595

		$8,064,133

Total Collateralized Mortgage Obligations (identified cost $90,539,519)		$92,748,019

U.S. Government Agency Obligations — 6.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,915,504
3.28%, 3/25/36	7,900	8,719,854
3.44%, 2/23/40	4,746	5,329,825

		$22,965,183

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,429,534
5.50%, 7/15/36	5,660	8,422,855

		$13,852,389

Total U.S. Government Agency Obligations (identified cost $32,301,789)		$36,817,572

Short-Term Investments — 2.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(7)	$12,177	$12,176,898

Total Short-Term Investments (identified cost $12,176,898)		$12,176,898

Total Investments — 99.6% (identified cost $524,743,543)		$545,141,149

Other Assets, Less Liabilities — 0.4%		$1,988,769

Net Assets — 100.0%		$547,129,918

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $73,140.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	701	Short	Sep-16	$(84,169,289)	$(85,532,953)	$(1,363,664)
U.S. 10-Year Treasury Note	97	Short	Sep-16	(12,572,109)	(12,905,547)	(333,438)
U.S. Ultra 10-Year Treasury Note	253	Long	Sep-16	35,613,704	36,989,391	1,375,687
U.S. Long Treasury Bond	82	Short	Sep-16	(13,371,344)	(14,303,875)	(932,531)
U.S. Ultra-Long Treasury Bond	234	Long	Sep-16	40,891,500	44,584,313	3,692,813

						$2,438,867

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$100,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(8,294,638)

						$(8,294,638)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(5,008,808)

						$(5,008,808)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$532,771,634

Gross unrealized appreciation	$14,460,228
Gross unrealized depreciation	(2,090,713)

Net unrealized appreciation	$12,369,515

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$5,068,500	(1)	$(2,629,633	)(1)
Swap contracts	—		(5,008,808)
Swap contracts (centrally cleared)	—		(8,294,638)

Total	$5,068,500		$(15,933,079)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$403,398,660	$—	$403,398,660
Collateralized Mortgage Obligations	—	92,748,019	—	92,748,019
U.S. Government Agency Obligations	—	36,817,572	—	36,817,572
Short-Term Investments	—	12,176,898	—	12,176,898
Total Investments	$—	$545,141,149	$—	$545,141,149
Futures Contracts	$5,068,500	$—	$—	$5,068,500
Total	$5,068,500	$545,141,149	$—	$550,209,649

Liability Description
Futures Contracts	$(2,629,633)	$—	$—	$(2,629,633)
Swap Contracts	—	(13,303,446)	—	(13,303,446)
Total	$(2,629,633)	$(13,303,446)	$—	$(15,933,079)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Government Obligations Portfolio

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Szczurowski
Andrew Szczurowski
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016